Inventories - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2021 USD ($)
Classes of current inventories [abstract]
Inventory held at net realizable value	₨ 23,985		₨ 23,576		$ 328
Write down of inventory	₨ 1,594	$ 22	₨ 1,176	₨ 1,564